Fair Value of Financial Instruments and Concentration of Credit Risk (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value of Financial Instruments and Concentration of Credit Risk
Finance receivables-net, Carrying Value	¥ 193,382	¥ 211,363
Long-term trade accounts receivable, Carrying Value	50,971	47,610
Finance receivables-net, Fair Value	193,749	212,021
Long-term trade accounts receivable, Fair Value	53,725	50,409
Long-term debt, Carrying Value	(274,198)	(308,779)
Long-term debt, Fair Value	¥ (274,507)	¥ (309,258)